EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Beginning Balance	$ 49,804,000	$ 11,053,000
Acquisition costs - Note 4	0	37,618,000
Drilling And Exploration	1,312,000	1,015,000
Assessments And Taxes	(842,000)	155,000
Effect Of Movements In Exchange Rates	(100,000)	(30,000)
La Preciosa Non core mine right concessions transfer	0
Option income	(63,000)	(7,000)
Ending Balance	50,111,000	49,804,000
Avino, Mexico City [Member]
Statement [Line Items]
Beginning Balance	11,828,000	11,052,000
Acquisition costs - Note 4		0
Drilling And Exploration	877,000	719,000
Assessments And Taxes	88,000	94,000
Effect Of Movements In Exchange Rates	22,000	(30,000)
La Preciosa Non core mine right concessions transfer	2,946,000
Option income	(63,000)	(7,000)
Ending Balance	15,698,000	11,828,000
La Preciosa, Mexico [Member]
Statement [Line Items]
Beginning Balance	37,975,000	0
Acquisition costs - Note 4		37,618,000
Drilling And Exploration	435,000	296,000
Assessments And Taxes	(930,000)	61,000
Effect Of Movements In Exchange Rates	(122,000)	0
La Preciosa Non core mine right concessions transfer	(2,946,000)
Option income	0	0
Ending Balance	34,412,000	37,975,000
British Columbia & Yukon, Canada [Member]
Statement [Line Items]
Beginning Balance	1,000	1,000
Drilling And Exploration	0	0
Assessments And Taxes	0	0
Effect Of Movements In Exchange Rates	0	0
Option income	0	0
Ending Balance	$ 1,000	$ 1,000